Note 5 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2013	2012
Accounts payable	$565,127	$432,436
Accrued payroll liabilities and related penalties	607,134	411,670
Accrued salary	418,440	143,167
Accrued interest	158,869	134,559
Other accruals	117,622	539
	$1,867,192	$1,122,371